Financial Risk Management - Summary of Financial Liabilities into Maturity Groupings based on Contractual Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-derivatives
Trade payables	$ 93,043	$ 45,295
Liabilities to credit institutions	6,144	106,058
Lease liabilities	276,265	38,486
Total non-derivatives	375,452	299,437
Bank overdraft facility		1,197
Shareholder loans		108,401
Derivatives
Interest rate swaps—net settled		290
Total derivatives		290
Carrying Amount
Non-derivatives
Trade payables	93,043	45,295
Liabilities to credit institutions	5,987	95,990
Lease liabilities	143,219	30,144
Total non-derivatives	242,249	278,744
Bank overdraft facility		1,197
Shareholder loans		106,118
Derivatives
Interest rate swaps—net settled		189
Total derivatives		189
Less than 3 Months
Non-derivatives
Trade payables	93,043	45,295
Liabilities to credit institutions	1,240	3,802
Lease liabilities	4,275	1,917
Total non-derivatives	98,558	52,211
Bank overdraft facility		1,197
Shareholder loans		0
Derivatives
Interest rate swaps—net settled		17
Total derivatives		17
Between 3 Months and 1 Year
Non-derivatives
Trade payables	0	0
Liabilities to credit institutions	4,904	5,553
Lease liabilities	12,826	5,751
Total non-derivatives	17,730	119,705
Bank overdraft facility		0
Shareholder loans		108,401
Derivatives
Interest rate swaps—net settled		51
Total derivatives		51
Between 1 and 2 Years
Non-derivatives
Trade payables	0	0
Liabilities to credit institutions	0	96,703
Lease liabilities	19,134	5,696
Total non-derivatives	19,134	102,399
Bank overdraft facility		0
Shareholder loans		0
Derivatives
Interest rate swaps—net settled		67
Total derivatives		67
Between 2 and 5 Years
Non-derivatives
Trade payables	0	0
Liabilities to credit institutions	0	0
Lease liabilities	39,702	12,693
Total non-derivatives	39,702	12,693
Bank overdraft facility		0
Shareholder loans		0
Derivatives
Interest rate swaps—net settled		146
Total derivatives		146
After 5 Years
Non-derivatives
Trade payables	0	0
Liabilities to credit institutions	0	0
Lease liabilities	200,327	12,429
Total non-derivatives	$ 200,327	12,429
Bank overdraft facility		0
Shareholder loans		0
Derivatives
Interest rate swaps—net settled		9
Total derivatives		$ 9